ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	$ 479,230	$ 304,012	$ 276,788
Canfield [Member]
Total		30,559	41,695
Durable medical equipment
Total		22,759	33,570
Medical supplies
Total		249	1,076
Enteral
Total		$ 7,551	$ 7,049